SUMMARY OF MATERIAL ACCOUNTING POLICIES - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 TRY (₺)	May 31, 2023	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 TRY (₺)
Disclosure of Significant Accounting Polices [Line Items]
Closing foreign exchange rate			0.0059		0.1639		0.02955	0.2786
Number of stages for expected credit losses (“ECL”) are recognized	2
Maximum period of default events that are possible for credit losses	12 months
Number of categories of financial liabilities	2
Number of subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders	0	0
Investment holding period	90 days
Period covered by budgets and forecast calculations	10 years
Impairment loss of non-financial assets, excluding goodwill	R$ 0
Period of lease term of short-term leases	12 months
Applicable tax rate	4.30%	(4.30%)
Tax loss carryforward on taxable income | %	30.00%
Maximum period of loyalty program points	5 months
Number of periodic cycles of loyalty program points	6
Number of performance obligations of supply contracts	2
Number of thematic advisory committees	5
Period of right to avoid liquidation of a liability	12 months
Period to understand the risk that the liabilities will be advanced	12 months
Global minimum effective tax rate						15.00%
Corporate income tax ("IRPJ")
Disclosure of Significant Accounting Polices [Line Items]
Applicable tax rate	15.00%
Additional applicable tax rate	10.00%
Income Taxable				R$ 240
Social contribution on net income ("CSLL")
Disclosure of Significant Accounting Polices [Line Items]
Applicable tax rate	9.00%
Argentina
Disclosure of Significant Accounting Polices [Line Items]
Rates of inflation	211.40%	94.80%
Turkey
Disclosure of Significant Accounting Polices [Line Items]
Rates of inflation	64.80%	64.30%